Loans and advances to customers - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loans And Advances To Customers Table [Line Items]
Maximum exposure to credit risk	€ 953,572	€ 953,919	€ 949,583
Loans and receivables
Loans And Advances To Customers Table [Line Items]
Impairment losses charged to income for the year	12,644	12,956	10,863
Reversal of impairment loss recognised in profit or loss	1,605	1,592	1,459
Customers
Loans And Advances To Customers Table [Line Items]
Losses on renegotiation or contractual modification	415	513	630
Securitized loans and loans and advances to customers
Loans And Advances To Customers Table [Line Items]
Recognised assets representing continuing involvement in fully derecognised loans	14,919	13,923	13,711
Financial instruments credit-impaired | Loans and receivables
Loans And Advances To Customers Table [Line Items]
Written-off assets	49,939	48,138	43,675
Financial instruments purchased credit impaired
Loans And Advances To Customers Table [Line Items]
Maximum exposure to credit risk	559	743	322
Financial instruments purchased credit impaired | Customers
Loans And Advances To Customers Table [Line Items]
Maximum exposure to credit risk	515	694	322
Financial instruments purchased credit impaired | Customers | Business combinations carried out
Loans And Advances To Customers Table [Line Items]
Maximum exposure to credit risk	163
Without considering the Public Administration
Loans And Advances To Customers Table [Line Items]
Loans and advances to customers	1,046,039	1,032,063	1,031,523
Without considering the Public Administration | Financial instruments not credit-impaired
Loans And Advances To Customers Table [Line Items]
Loans and advances to customers	1,012,389	998,010	998,689
Spain
Loans And Advances To Customers Table [Line Items]
Maximum exposure to credit risk	€ 198,936	205,994	212,593
A | Rest of the world | Public sector
Loans And Advances To Customers Table [Line Items]
Credit exposure percentage	39.50%
AAA | Rest of the world | Public sector
Loans And Advances To Customers Table [Line Items]
Credit exposure percentage	3.50%
AA | Rest of the world | Public sector
Loans And Advances To Customers Table [Line Items]
Credit exposure percentage	13.70%
BBB | Rest of the world | Public sector
Loans And Advances To Customers Table [Line Items]
Credit exposure percentage	31.10%
Below BBB | Rest of the world | Public sector
Loans And Advances To Customers Table [Line Items]
Credit exposure percentage	10.80%
No Rating | Rest of the world | Public sector
Loans And Advances To Customers Table [Line Items]
Credit exposure percentage	1.40%
Gross carrying amount | Financial instruments credit-impaired
Loans And Advances To Customers Table [Line Items]
Loans and advances to customers	€ 33,731
Gross carrying amount | Rest of the world | Public sector
Loans And Advances To Customers Table [Line Items]
Loans and advances to customers	13,593	11,530	12,467
Gross carrying amount | A | Spain | Public sector
Loans And Advances To Customers Table [Line Items]
Loans and advances to customers	16,562	15,544	14,698
Accumulated impairment | Debt securities
Loans And Advances To Customers Table [Line Items]
Impairment losses charged to income for the year	226	24	16
Reversal of impairment loss recognised in profit or loss	8	€ 12	€ 14
Accumulated impairment | Financial instruments credit-impaired
Loans And Advances To Customers Table [Line Items]
Loans and advances to customers	€ (14,088)